STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
NORTHERN FUNDS
Supplement dated October 12, 2007 to Statement of Additional Information dated July 31, 2007
The following paragraph is added to page 46:
Mr. Cline, Chairman of the Board of Northern Funds, will retire from the Board pursuant to the retirement provisions of Northern Funds’ by-laws as of December 31, 2007. As of January 1, 2008, Mr. Strubel will become Chairman of the Board of Northern Funds.
The information with regard to Mr. Gregory A. Chidsey on page 50 is removed and replaced with the following:
OFFICERS OF THE TRUST

NAME, ADDRESS, AGE,
POSITIONS HELD WITH
TRUST AND LENGTH
OF SERVICE	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Randal Rein Age: 37 50 South LaSalle Street Chicago, IL 60603 Assistant Treasurer since 2007	Vice President of Fund Administration of The Northern Trust Company since 2007; Second Vice President of Fund Administration of The Northern Trust Company from 2002 to 2007; Manager of Fund Administration of The Northern Trust Company from 2001 to 2002.
The following paragraphs are added to the section entitled “Investment Adviser, Transfer Agent and Custodian” beginning on page 56:
     Northern Trust and its affiliates may act as an underwriter of various securities. Under the 1940 Act, the Funds are precluded, subject to certain exceptions, from purchasing in the primary market those securities with respect to which Northern Trust or an affiliate is serving as a principal underwriter. In the opinion of Northern Trust, this limitation will not significantly affect the ability of the Funds to pursue their respective investment objectives.
     In the Advisory Agreements, the Investment Advisers agree that the name “Northern” may be used in connection with the Trust’s business on a royalty-free basis. TNTC has reserved to itself the right to grant the non-exclusive right to use the name “Northern” to any other person. The Advisory Agreement provides that at such time as the Agreement is no longer in effect, the Trust will cease using the name “Northern.”
The information on page 70 with respect to the High Yield Fixed Income Fund is removed and replaced with the following:
PORTFOLIO MANAGERS

Portfolio	Manager(s)

High Yield Fixed Income Fund	Edward J. Casey and Richard J. Inzunza
The information with respect to Steven J. Santiccioli and Michael J. Towle in the section entitled “Accounts Managed by the Portfolio Managers” beginning on page 70 is removed and replaced with the following:

Accounts Managed by the Portfolio Managers
The table below discloses accounts within each type of category listed below for which Steven J. Santiccioli was jointly and primarily responsible for day-to-day portfolio management as of July 31, 2007 unless otherwise indicated.

			Number of
	Total		Accounts
	Number		Managed with	Total Assets with
	of		Advisory Fee	Advisory Fee
	Accounts	Total Assets	Based on	Based on
Type of Accounts	Managed	(in Millions)	Performance	Performance

Northern Funds:	3	$3,333.0	0	0
Northern Institutional Funds:	1	$151.0 *	0	0
Other Registered Investment Companies:	0	$0	0	0
Other Pooled Investment Vehicles:	8	$12,068.3	0	0
Other Accounts:	2	$6,385.0	0	0
* Information is as of June 30, 2007.
The table below discloses accounts within each type of category listed below for which Michael J. Towle was jointly and primarily responsible for day-to-day portfolio management as of July 31, 2007 unless otherwise indicated.

				Number of
	Total			Accounts
	Number			Managed with	Total Assets with
	of			Advisory Fee	Advisory Fee
	Accounts	Total Assets		Based on	Based on
Type of Accounts	Managed	(in Millions)		Performance	Performance

Northern Funds:	1	$52.7	*	0	0
Northern Institutional Funds:	1	$2.5	*	0	0
Other Registered Investment Companies:	0	$0		0	0
Other Pooled Investment Vehicles:	0	$0		0	0
Other Accounts:	0	$0		0	0
* Information is as of June 30, 2007.
The table below discloses accounts within each type of category listed below for which Shaun Murphy was jointly and primarily responsible for day-to-day portfolio management as of March 31, 2007 unless otherwise indicated.

			Number of
	Total		Accounts
	Number		Managed with	Total Assets with
	of		Advisory Fee	Advisory Fee
	Accounts	Total Assets	Based on	Based on
Type of Accounts	Managed	(in Millions)	Performance	Performance

Northern Funds:	3	$2,317.1	0	0
Northern Institutional Funds:	1	$131.4	0	0
Other Registered Investment Companies:	2	$742.4	0	0
Other Pooled Investment Vehicles:	13	$11,218.3	0	0
Other Accounts:	20	$40,536.8	0	0

The table below discloses accounts within each type of category listed below for which Richard J. Inzunza was jointly and primarily responsible for day-to-day portfolio management as of August 31, 2007 unless otherwise indicated.

			Number of
	Total		Accounts
	Number		Managed with	Total Assets with
	of		Advisory Fee	Advisory Fee
	Accounts	Total Assets	Based on	Based on
Type of Accounts	Managed	(in Millions)	Performance	Performance

Northern Funds:	1	$1,736.9 **	0	0
Northern Institutional Funds:	0	$0	0	0
Other Registered Investment Companies:	0	$0	0	0
Other Pooled Investment Vehicles:	0	$0	0	0
Other Accounts:	0	$0	0	0
** Information is as of July 31, 2007.
The following information is added to the “Disclosure of Securities Ownership” information on page 81:
Disclosure of Securities Ownership

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest

Richard J. Inzunza **	High Yield Fixed Income Fund	$0
** Information is as of August 31, 2007.